Transactions with related parties - Loan from related party (Details) (Dynagas Holding, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2013
Dynagas Holding
Debt Instrument
Revolving credit facility borrowing capacity	$ 30,000		$ 30,000
Line of credit facility, duration	Five-year term revolving credit facility
Revolving credit facility amount drawn down	$ 0	$ 5,500